Cover	Sep. 28, 2026
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Calm Seas Acquisition Corp.
Entity Central Index Key	0002154056
Entity Primary SIC Number	6770
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	4785 Caughlin Parkway
Entity Address, Address Line Two	Reno
Entity Address, City or Town	NV
Entity Address, Postal Zip Code	89519
Entity Phone Fax Numbers [Line Items]
City Area Code	775
Local Phone Number	827-2000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Procter Hug IV
Entity Address, Address Line One	4785 Caughlin Parkway
Entity Address, Address Line Two	Reno
Entity Address, City or Town	NV
Entity Address, Postal Zip Code	89519
Entity Phone Fax Numbers [Line Items]
City Area Code	775
Local Phone Number	827-2000